As filed with the U.S. Securities and Exchange Commission on December 3, 2024

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

646-206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 12, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s Registration Statement (filed on January 30, 2024) with respect to 18 of its series (Themes S&P 500 Dual Options Income ETF, Themes S&P 500 Enhanced Iron Condor Income ETF, Themes S&P 500 Ultra Enhanced Iron Condor Income ETF, Themes Nasdaq 100 Dual Options Income ETF, Themes Nasdaq 100 Enhanced Iron Condor Income ETF, Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF, Themes Russell 2000 Dual Options Income ETF, Themes Russell 2000 Enhanced Iron Condor Income ETF, Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF, Themes S&P 500 Dynamic Covered Call Strategy ETF, Themes AAPL PutWrite Options Income ETF, Themes AMZN PutWrite Options Income ETF, Themes COIN PutWrite Options Income ETF, Themes GOOGL PutWrite Options Income ETF, Themes MSFT PutWrite Options Income ETF, Themes NVDA PutWrite Options Income ETF, Themes TSLA PutWrite Options Income ETF and Themes VIX PutWrite Options Income ETF) until December 12, 2024. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement, which was filed on June 14, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 3rd day of December, 2024.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jose C. Gonzalez	Trustee and President	December 3, 2024
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer	December 3, 2024
Dobromir Kamburov*	(Principal Financial Officer and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee	December 3, 2024
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee	December 3, 2024
Neil Fleming*

/s/ Tracy N. Packwood	Trustee	December 3, 2024
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez December 3, 2024
Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023